Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2023
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2023, and 2022, the capital management was summarized as follows:

	2023	2022
Stockholders’ equity	$1,974,377	$1,801,024
Cash and cash equivalents	(100,044)	(96,792)
Stockholders’ equity, net	$1,874,333	$1,704,232

Total financial debt	$76,513	$67,505
Leasing liabilities	167,579	287,075
Overall financing	$244,092	$354,580

Capital-to-overall financing ratio	7.69	4.81